Financial risk management and financial instruments - Sensitivity (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) $ / shares R / $ R / shares	Jun. 30, 2025 ZAR (R) R / $ R / shares $ / shares	Nov. 08, 2022 USD ($)
US Dollar Convertible Bond, November 2027
Disclosure of financial instruments
Contract amount | $			$ 750
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC
Disclosure of financial instruments
Balance at the beginning of the year	R 1,436
Amounts recognised in remeasurement items affecting operating income		R 1,436
Proceeds on disposals of equity accounted investments	(126)
Translation losses recognised in other operating expenses and income	(113)
Balance at the end of the year	1,197	1,436
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC | Minimum
Disclosure of financial instruments
Fair value resulting from change in inputs	1,101
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC | Maximum
Disclosure of financial instruments
Fair value resulting from change in inputs	1,259
Oxygen supply contract embedded derivative assets and liabilities
Disclosure of financial instruments
Balance at the beginning of the year	(849)	34
Amounts settled during the year	106	41
Realised fair value loss/(gain) recognised in other expenses and income in operating profit	(105)
Unrealised fair value loss/(gain) recognised in other expenses and income in operating profit	(2,174)	(924)
Balance at the end of the year	R (3,022)	R (849)
Oxygen supply contract embedded derivative assets and liabilities | Rand/US$ spot price
Disclosure of financial instruments
Significant inputs | R / $	16.39	17.75
Increase in price or rate assumption | R / $	1	1
Decrease in price or rate assumption | R / $	(1)	(1)
Increase/(decrease) in profit or loss from increase in significant input variable	R (443)	R (469)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 443	R 469
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	0.10%	0.10%
Decrease in significant input variable (as a percent)	(0.10%)	(0.10%)
Increase/(decrease) in profit or loss from increase in significant input variable	R 60	R 73
Increase/(decrease) in profit or loss from decrease in significant input variable	R (61)	R (74)
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve | Minimum
Disclosure of financial instruments
Significant inputs	0.0389	0.0342
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve | Maximum
Disclosure of financial instruments
Significant inputs	0.0429	0.0407
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (817)	R (699)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 930	R 791
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve | Minimum
Disclosure of financial instruments
Significant inputs	0.0675	0.0694
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve | Maximum
Disclosure of financial instruments
Significant inputs	0.0818	0.1007
Convertible bond embedded derivative liability
Disclosure of financial instruments
Balance at the beginning of the year	R 7	R 59
Unrealised fair value loss/(gain) recognised in other expenses and income in operating profit	312	(52)
Translation of foreign operations	(10)
Balance at the end of the year	R 309	R 7
Convertible bond embedded derivative liability | Rand/US$ spot price
Disclosure of financial instruments
Significant inputs | R / $	16.39	17.75
Convertible bond embedded derivative liability | Conversion price
Disclosure of financial instruments
Significant inputs | $ / shares	18.79	18.79
Convertible bond embedded derivative liability | Spot share price
Disclosure of financial instruments
Significant inputs | R / shares	161.66	78.76
Convertible bond embedded derivative liability | Observable bond market price
Disclosure of financial instruments
Significant inputs	1.0081	0.9217
Convertible bond embedded derivative liability | Credit spread
Disclosure of financial instruments
Significant inputs	0.0182	0.0485
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (157)	R (261)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 161	R 7
Convertible bond embedded derivative liability | Volatility
Disclosure of financial instruments
Significant inputs	0.48	0.34
Increase in significant input variable (as a percent)	5.00%	5.00%
Decrease in significant input variable (as a percent)	(5.00%)	(5.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (107)	R (12)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 97	R 6